Property, Plant And Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment
Note 9:	Property, Plant and Equipment

	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total
Cost

Balance as of January 1, 2024	319	12,403	267	3,375	16,364
Additions	25	5,395	174	76	5,670
Disposals	(11)	(846)	(91)	-	(948)
Foreign currency translation	(2)	-	-	-	(2)

Balance as of December 31, 2024	331	16,952	350	3,451	21,084

Balance as of January 1, 2023	293	5,091	166	3,279	8,829
Additions	25	7,312	101	96	7,534
Foreign currency translation	1	-	-	-	1

Balance as of December 31, 2023	319	12,403	267	3,375	16,364

Accumulated Depreciation

Balance as of January 1, 2024	184	4,266	155	2,531	7,136
Additions	23	495	65	170	753
Disposals	(11)	(833)	(91)	-	(935)
Foreign currency translation	(2)	-	-	-	(2)

Balance as of December 31, 2024	194	3,928	129	2,701	6,952

Balance as of January 1, 2023	157	3,818	97	2,391	6,463
Additions	26	448	58	140	672
Foreign currency translation	1	-	-	-	1

Balance as of December 31, 2023	184	4,266	155	2,531	7,136

Carrying amounts of all fixed asset items
December 31, 2024	137	13,024	221	750	14,132
December 31, 2023	135	8,137	112	844	9,228